Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2018
Distribution Date:	11/15/2018

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL11 - 3 Year Floating(1)	GBP 400,000,000	2.04980	$819,920,000	January 14, 2019	3 Mth GBP LIBOR + 0.45%	Float
SERIES CBL12 - 3 Year Fixed(1)	EUR 1,500,000,000	1.54850	$2,322,750,000	January 21, 2019	0.100%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 200,000,000	1.70590	$341,180,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$28,724,561,600

OSFI Covered Bond Limit			$38,361,812,962

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL11	Aaa	AAA	AAA
CBL12	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch and for the US, The Bank of Nova Scotia-New York Agency
and for AUD, BTS Institutional Services Australia Limited

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2018
Distribution Date:	11/15/2018

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Reference Rating(3)	P-1(cr) / Aa2(cr)	AA-	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(4)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(5)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) Counterparty Reference Rating: Moody's -Counterparty Risk Assessment / S&P - Counterparty Resolution Rating / Fitch - Derivative Counterparty Rating / DBRS - Critical Obligation Rating
(4) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(5) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2018
Distribution Date:	11/15/2018

Asset Coverage Test (C$) (1)

Outstanding Covered Bonds			$28,724,561,600

A = Lesser of (i) LTV Adjusted Loan Balance and			31,485,832,841		A (i)	33,197,069,884
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	31,485,832,841
B = Principal Receipts up to Calculation Date not otherwise applied			0		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance (2)			0
F = Negative Carry Factor Calculation			403,136,376
Total: A + B + C + D + E - F			31,082,696,465

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			105.4%

Valuation Calculation (1)

Trading Value of Covered Bond(4)			28,970,590,001

A = lesser of (i) Present Value of outstanding loan balance of			32,832,946,215
Performing Eligible Loans(5) and (ii) 80% of Market Value of
properties securing Performing Eligible Loans
B = Principal Receipts up to Calculation Date not otherwise applied			-
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance (2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			32,832,946,215

Intercompany Loan Balance

Guarantee Loan			30,286,022,560
Demand Loan			3,915,413,540
Total			34,201,436,101

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
October 31, 2018	N/A		N/A

Portfolio Flow of Funds

	31-Oct-18		27-Sep-18
Cash Inflows
Principal Receipts	621,144,292.66		517,785,291.25
Sale of Loans	142,384,631.71		512,349,506.02
Revenue Receipts	92,346,653.03		79,012,048.99
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(92,136,047.80)	(7)	(78,867,364.25)	(8)
Purchase of Loans	(37,882,562.74)		(35,697,063.51)
Intercompany Loan Repayment	(725,646,361.66)	(7)	(994,437,733.76)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(3,448.03)		(475.80)
Net Inflows/(Outflows)	207,157.17		144,208.94

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and  Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties  within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds  outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.4377%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 12 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2017 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on November 19th, 2018.

(8) This amount was paid out on October 17th, 2018.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2018
Distribution Date:	11/15/2018

Portfolio Summary Statistics

Previous Month Ending Balance	$ 33,901,063,856
Current Month Ending Balance (1)	$ 33,175,481,503
Number of Mortgage Loans in Pool	160,548
Average Loan Size	$206,639
Number of Primary Borrowers	139,105
Number of Properties	144,389

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	50.46%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.86%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	75.29%
Weighted Average Seasoning of Loans in the Portfolio	26.18	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	2.94%
Weighted Average Original Term of Loans in the Portfolio	54.94	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	28.76	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	33.68	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution (6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	160,402	99.91%	33,139,147,741	99.89%
30 to 59 Days Past Due	117	0.07%	28,737,608	0.09%
60 to 89 Days Past Due	29	0.02%	7,596,154	0.02%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	160,548	100.00%	33,175,481,503	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	18,435	11.48%	4,279,637,934	12.90%
British Columbia	21,523	13.41%	5,985,013,742	18.04%
Manitoba	2,972	1.85%	420,973,605	1.27%
New Brunswick	3,906	2.43%	399,522,918	1.20%
Newfoundland	3,977	2.48%	574,585,401	1.73%
Northwest Territories	52	0.03%	10,277,967	0.03%
Nova Scotia	5,885	3.67%	757,273,309	2.28%
Nunavut	-	0.00%	-	0.00%
Ontario	81,166	50.56%	17,129,201,069	51.63%
Prince Edward Island	809	0.50%	87,477,698	0.26%
Quebec	16,908	10.53%	2,603,612,198	7.85%
Saskatchewan	4,638	2.89%	873,148,726	2.63%
Yukon	277	0.17%	54,756,936	0.17%
Total	160,548	100.00%	33,175,481,503	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	2,193	1.37%	460,865,188	1.39%
599 or less	1,321	0.82%	272,993,412	0.82%
600 - 650	3,025	1.88%	642,134,350	1.94%
651 - 700	9,967	6.21%	2,182,625,682	6.58%
701 - 750	19,726	12.29%	4,328,846,724	13.05%
751 - 800	29,751	18.53%	6,576,301,149	19.82%
801 and Above	94,565	58.90%	18,711,714,997	56.40%
Total	160,548	100.00%	33,175,481,503	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2018
Distribution Date:	11/15/2018

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	125,067	77.90%	24,516,883,503	73.90%
Variable	35,481	22.10%	8,658,598,000	26.10%
Total	160,548	100.00%	33,175,481,503	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	128,785	80.22%	24,721,076,989	74.52%
Non-STEP	31,763	19.78%	8,454,404,513	25.48%
Total	160,548	100.00%	33,175,481,503	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,102	8.16%	2,943,535,672	8.87%
Owner Occupied	147,446	91.84%	30,231,945,831	91.13%
Total	160,548	100.00%	33,175,481,503	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	30,918	19.26%	7,403,664,063	22.32%
2.5000 - 2.9999	71,383	44.46%	13,177,025,054	39.72%
3.0000 - 3.4999	34,228	21.32%	6,976,264,276	21.03%
3.5000 - 3.9999	23,025	14.34%	5,444,967,512	16.41%
4.0000 - 4.4999	434	0.27%	76,538,975	0.23%
4.5000 - 4.9999	331	0.21%	56,973,466	0.17%
5.0000 - 5.4999	94	0.06%	10,854,315	0.03%
5.5000 and Above	135	0.08%	29,193,841	0.09%
Total	160,548	100.00%	33,175,481,503	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,907	11.78%	1,481,395,449	4.47%
20.01-25.00	7,648	4.76%	1,057,969,722	3.19%
25.01-30.00	8,721	5.43%	1,433,694,291	4.32%
30.01-35.00	10,551	6.57%	2,028,569,903	6.11%
35.01-40.00	12,513	7.79%	2,633,186,802	7.94%
40.01-45.00	13,703	8.54%	3,071,577,245	9.26%
45.01-50.00	15,245	9.50%	3,568,854,923	10.76%
50.01-55.00	16,792	10.46%	3,934,593,036	11.86%
55.01-60.00	15,355	9.56%	3,809,477,175	11.48%
60.01-65.00	13,000	8.10%	3,252,533,166	9.80%
65.01-70.00	12,321	7.67%	3,012,279,640	9.08%
70.01-75.00	9,053	5.64%	2,256,195,146	6.80%
75.01-80.00	5,091	3.17%	1,252,238,463	3.77%
80.01-90.00	1,555	0.97%	364,845,359	1.10%
90.01-100.00	77	0.05%	15,585,456	0.05%
Over 100.00	16	0.01%	2,485,728	0.01%
Total	160,548	100.00%	33,175,481,503	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2018
Distribution Date:	11/15/2018

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	18,140	11.30%	3,094,867,121	9.33%
12.00 - 23.99	44,356	27.63%	8,227,739,258	24.80%
24.00 - 35.99	53,515	33.33%	11,896,767,952	35.86%
36.00 - 41.99	24,319	15.15%	5,668,846,906	17.09%
42.00 - 47.99	12,026	7.49%	2,623,495,446	7.91%
48.00 - 53.99	4,347	2.71%	915,370,892	2.76%
54.00 - 59.99	2,647	1.65%	502,140,249	1.51%
60.00 - 65.99	1,032	0.64%	216,044,802	0.65%
66.00 - 71.99	25	0.02%	5,156,162	0.02%
72.00 and Above	141	0.09%	25,052,715	0.08%
Total	160,548	100.00%	33,175,481,503	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	44,809	27.91%	2,659,016,126	8.02%
100,000 - 149,999	26,571	16.55%	3,319,012,601	10.00%
150,000 - 199,999	24,131	15.03%	4,201,178,577	12.66%
200,000 - 249,999	19,008	11.84%	4,259,581,651	12.84%
250,000 - 299,999	14,135	8.80%	3,863,888,167	11.65%
300,000 - 349,999	9,274	5.78%	2,999,043,917	9.04%
350,000 - 399,999	6,276	3.91%	2,341,648,104	7.06%
400,000 - 449,999	4,112	2.56%	1,741,505,467	5.25%
450,000 - 499,999	3,023	1.88%	1,430,014,843	4.31%
500,000 - 549,999	2,234	1.39%	1,170,867,627	3.53%
550,000 - 599,999	1,682	1.05%	964,414,104	2.91%
600,000 - 649,999	1,218	0.76%	759,386,198	2.29%
650,000 - 699,999	870	0.54%	586,011,931	1.77%
700,000 - 749,999	695	0.43%	503,046,031	1.52%
750,000 - 799,999	503	0.31%	389,295,233	1.17%
800,000 - 849,999	448	0.28%	369,350,183	1.11%
850,000 - 899,999	365	0.23%	318,853,772	0.96%
900,000 - 949,999	320	0.20%	295,618,988	0.89%
950,000 - 999,999	181	0.11%	176,230,543	0.53%
1,000,000 or Greater	693	0.43%	827,517,441	2.49%
Total	160,548	100.00%	33,175,481,503	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	26,116	16.27%	5,020,771,299	15.13%
Single Family	127,771	79.58%	26,610,706,305	80.21%
Multi Family	5,918	3.69%	1,397,417,485	4.21%
Other	743	0.46%	146,586,413	0.44%
Total	160,548	100.00%	33,175,481,503	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2018
Distribution Date:	11/15/2018

Portfolio Current Indexed LTV and Delinquency Distribution by Province (1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	74,444,584	51,881,685	69,948,594	89,062,795	115,164,465	125,346,310	188,565,459	238,120,957	346,070,145	425,439,797	551,053,468	1,036,298,256	723,568,282	242,559,909	2,113,228	-	4,279,637,934	12.90%
Alberta	Current and Less Than 30 Days Past Due	74,387,261	51,881,685	69,948,594	89,062,795	115,164,465	125,346,310	188,565,459	237,977,251	346,070,145	425,052,229	550,448,049	1,033,978,219	721,060,083	242,559,909	2,113,228	-	4,273,615,684	99.86%
Alberta	30 to 59 Days Past Due	57,323	-	-	-	-	-	-	143,706	-	387,568	122,542	2,320,037	2,109,335	-	-	-	5,140,510	0.12%
Alberta	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	482,877	-	398,863	-	-	-	881,741	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	417,177,671	286,529,419	397,339,375	592,353,640	725,839,773	842,428,972	711,080,279	598,111,536	540,404,372	419,218,629	299,787,779	107,899,167	41,364,856	4,658,724	819,550	-	5,985,013,742	18.04%
	Current and Less Than 30 Days Past Due	417,177,671	286,048,540	396,889,868	591,897,859	725,569,307	841,148,939	710,102,700	598,111,536	540,404,372	418,879,278	299,787,779	107,899,167	41,364,856	4,658,724	819,550	-	5,980,760,147	99.93%
British Columbia	30 to 59 Days Past Due	-	480,879	270,669	219,254	270,466	256,822	977,579	-	-	203,693	-	-	-	-	-	-	2,679,362	0.04%
British Columbia	60 to 89 Days Past Due	-	-	178,838	236,526	-	1,023,211	-	-	-	135,659	-	-	-	-	-	-	1,574,234	0.03%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,103,278	7,926,159	9,811,174	11,829,155	18,218,234	25,182,745	27,242,012	38,248,231	49,347,740	62,132,157	72,758,628	73,098,992	15,932,655	867,024	275,421	-	420,973,605	1.27%
Manitoba	Current and Less Than 30 Days Past Due	8,103,278	7,926,159	9,811,174	11,829,155	18,218,234	25,182,745	27,242,012	38,248,231	49,347,740	61,795,108	72,479,148	73,098,992	15,932,655	867,024	275,421	-	420,357,075	99.85%
Manitoba	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	279,480	-	-	-	-	-	279,480	0.07%
Manitoba	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	337,050	-	-	-	-	-	-	337,050	0.08%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,382,568	8,341,212	8,687,213	15,576,730	25,802,359	33,985,984	52,479,969	86,034,500	73,882,165	42,439,468	32,445,330	5,347,258	3,118,162	-	-	-	399,522,918	1.20%
New Brunswick	Current and Less Than 30 Days Past Due	11,382,568	8,341,212	8,687,213	15,576,730	25,802,359	33,985,984	52,479,969	86,034,500	73,676,834	42,439,468	32,445,330	5,347,258	3,118,162	-	-	-	399,317,587	99.95%
New Brunswick	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	147,385	-	-	-	-	-	-	-	147,385	0.04%
New Brunswick	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	57,946	-	-	-	-	-	-	-	57,946	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	11,090,195	9,283,907	13,073,746	17,585,617	29,050,688	46,886,235	66,665,113	121,753,882	109,631,884	57,940,992	56,938,546	15,883,134	18,526,371	275,090	-	-	574,585,401	1.73%
Newfoundland	Current and Less Than 30 Days Past Due	11,090,195	9,283,907	13,045,838	17,397,701	29,050,688	46,840,041	66,665,113	121,552,276	109,569,951	57,940,992	56,938,546	15,883,134	18,526,371	275,090	-	-	574,059,844	99.91%
Newfoundland	30 to 59 Days Past Due	-	-	-	187,917	-	-	-	-	61,933	-	-	-	-	-	-	-	249,850	0.04%
Newfoundland	60 to 89 Days Past Due	-	-	27,909	-	-	46,194	-	201,605	-	-	-	-	-	-	-	-	275,708	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	456,294	80,005	274,728	377,696	882,296	686,027	1,249,444	2,358,870	1,835,006	1,144,327	463,044	239,323	230,906	-	-	-	10,277,967	0.03%
North West Territories	Current and Less Than 30 Days Past Due	456,294	80,005	274,728	377,696	882,296	686,027	1,249,444	2,358,870	1,835,006	1,144,327	463,044	239,323	230,906	-	-	-	10,277,967	100.00%
North West Territories	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
North West Territories	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	20,915,157	15,984,887	21,377,592	29,095,681	37,545,878	58,388,998	78,803,454	153,304,745	134,702,645	94,279,992	76,031,352	26,464,787	9,387,006	575,402	415,733	-	757,273,309	2.28%
Nova Scotia	Current and Less Than 30 Days Past Due	20,915,157	15,823,043	21,377,592	29,095,681	37,502,671	58,388,998	78,803,454	153,171,093	134,240,905	93,914,077	76,031,352	26,464,787	9,387,006	575,402	415,733	-	756,106,951	99.85%
Nova Scotia	30 to 59 Days Past Due	-	161,845	-	-	43,207	-	-	133,652	461,739	-	-	-	-	-	-	-	800,443	0.11%
Nova Scotia	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	365,915	-	-	-	-	-	-	365,915	0.05%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	845,220,481	612,199,448	821,698,240	1,145,455,436	1,515,769,144	1,730,191,831	2,151,295,868	2,257,189,572	2,058,240,428	1,647,147,867	1,321,912,892	548,065,359	350,960,150	111,223,378	10,336,408	2,294,565	17,129,201,069	51.63%
Ontario	Current and Less Than 30 Days Past Due	844,695,441	610,918,483	821,418,029	1,144,910,573	1,514,508,040	1,727,988,764	2,149,596,624	2,255,572,709	2,054,388,915	1,644,554,769	1,319,822,082	547,543,296	350,960,150	111,223,378	10,336,408	2,294,565	17,110,732,227	99.89%
Ontario	30 to 59 Days Past Due	359,185	1,280,965	126,128	544,864	777,677	1,684,819	1,275,092	1,041,294	3,606,900	2,032,936	1,354,132	522,063	-	-	-	-	14,606,055	0.09%
Ontario	60 to 89 Days Past Due	165,855	-	154,083	-	483,426	518,247	424,152	575,570	244,613	560,162	736,679	-	-	-	-	-	3,862,786	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,005,403	1,848,041	2,558,733	3,464,110	5,231,904	7,579,196	11,169,332	20,151,993	14,877,747	6,827,191	8,426,419	1,453,768	883,861	-	-	-	87,477,698	0.26%
Prince Edward Island	Current and Less Than 30 Days Past Due	3,005,403	1,848,041	2,558,733	3,464,110	5,231,904	7,579,196	11,169,332	20,094,645	14,877,747	6,827,191	8,426,419	1,453,768	883,861	-	-	-	87,420,350	99.93%
Prince Edward Island	30 to 59 Days Past Due	-	-	-	-	-	-	-	57,348	-	-	-	-	-	-	-	-	57,348	0.07%
Prince Edward Island	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	69,018,646	48,038,577	64,343,778	92,443,306	111,605,358	133,124,674	183,822,547	231,019,970	278,042,492	373,036,112	511,140,714	424,840,361	76,839,574	4,479,810	1,625,116	191,162	2,603,612,198	7.85%
Quebec	Current and Less Than 30 Days Past Due	68,995,217	48,038,577	64,279,165	92,443,306	111,605,358	133,124,674	183,754,042	230,218,087	277,301,644	372,827,132	510,721,466	423,989,611	76,839,574	4,479,810	1,625,116	191,162	2,600,433,940	99.88%
Quebec	30 to 59 Days Past Due	23,430	-	64,613	-	-	-	-	801,884	568,579	208,981	419,247	850,750	-	-	-	-	2,937,483	0.11%
Quebec	60 to 89 Days Past Due	-	-	-	-	-	-	68,505	-	172,269	-	-	-	-	-	-	-	240,774	0.01%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	18,575,766	14,764,290	22,732,902	28,299,400	44,758,470	60,948,238	89,236,204	178,646,120	196,886,158	117,531,039	74,683,383	15,202,091	10,678,645	206,022	-	-	873,148,726	2.63%
Saskatchewan	Current and Less Than 30 Days Past Due	18,575,766	14,764,290	22,661,532	28,299,400	44,733,128	60,845,997	89,236,204	178,420,335	196,587,266	116,863,271	74,683,383	15,202,091	10,678,645	206,022	-	-	871,757,328	99.84%
Saskatchewan	30 to 59 Days Past Due	-	-	71,370	-	25,342	102,241	-	225,785	298,892	667,768	-	-	-	-	-	-	1,391,398	0.16%
Saskatchewan	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	2,005,405	1,092,092	1,848,214	3,026,336	3,318,233	6,828,036	7,245,242	9,652,658	5,556,394	5,395,594	6,638,084	1,402,650	747,997	-	-	-	54,756,936	0.17%
Yukon	Current and Less Than 30 Days Past Due	2,005,405	1,092,092	1,848,214	3,026,336	2,869,938	6,828,036	7,245,242	9,652,658	5,556,394	5,395,594	6,638,084	1,402,650	747,997	-	-	-	54,308,641	99.18%
Yukon	30 to 59 Days Past Due	-	-	-	-	448,295	-	-	-	-	-	-	-	-	-	-	-	448,295	0.82%
Yukon	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,481,395,449	1,057,969,722	1,433,694,291	2,028,569,903	2,633,186,802	3,071,577,245	3,568,854,923	3,934,593,036	3,809,477,175	3,252,533,166	3,012,279,640	2,256,195,146	1,252,238,463	364,845,359	15,585,456	2,485,728	33,175,481,503	100.00%
	Current and Less Than 30 Days Past Due	1,480,789,656	1,056,046,032	1,432,800,681	2,027,381,343	2,631,138,389	3,067,945,710	3,566,109,595	3,931,412,192	3,803,856,919	3,247,633,436	3,008,884,683	2,252,502,296	1,249,730,265	364,845,359	15,585,456	2,485,728	33,139,147,741	99.89%
	30 to 59 Days Past Due	439,937	1,923,689	532,780	952,035	1,564,987	2,043,883	2,252,670	2,403,669	5,145,427	3,500,945	2,175,401	3,692,850	2,109,335	-	-	-	28,737,608	0.09%
	60 to 89 Days Past Due	165,855	-	360,830	236,526	483,426	1,587,652	492,657	777,175	474,829	1,398,785	1,219,556	-	398,863	-	-	-	7,596,154	0.02%
Alberta	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.
(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.
(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	10/31/2018
Distribution Date:	11/15/2018

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score (4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	27,231,569	18,054,377	22,977,657	33,731,793	38,704,887	39,307,770	42,451,289	39,519,173	40,551,082	37,063,897	45,028,593	34,811,019	33,823,736	6,833,388	774,957	-	460,865,188	1.39%
<=599	5,490,339	3,293,839	7,868,394	15,762,207	22,407,474	28,724,559	31,173,954	32,683,322	33,284,562	32,761,693	24,997,604	20,318,731	11,270,569	2,956,164	-	-	272,993,412	0.82%
600-650	12,935,125	9,638,781	18,798,998	23,402,536	46,759,220	56,309,028	62,741,798	73,291,077	89,401,523	83,368,577	75,909,719	49,654,142	30,744,283	7,636,574	1,542,970	-	642,134,350	1.94%
651-700	42,171,266	31,991,313	54,645,150	91,017,240	152,820,778	181,255,135	224,964,922	281,964,949	287,178,073	254,651,912	245,797,830	189,336,244	116,398,040	27,964,479	415,733	52,618	2,182,625,682	6.58%
701-750	107,429,648	95,547,216	121,509,274	199,077,304	298,020,148	358,560,770	458,421,456	558,871,949	548,625,762	481,842,445	459,714,987	386,463,252	209,185,252	44,261,587	1,315,675	-	4,328,846,724	13.05%
751-800	197,856,437	152,598,766	213,279,942	351,294,425	468,600,818	597,729,509	703,989,385	832,324,420	828,630,051	706,437,175	678,689,318	485,346,794	273,148,942	80,361,129	5,677,224	336,812	6,576,301,149	19.82%
>800	1,088,281,064	746,845,431	994,614,876	1,314,284,398	1,605,873,477	1,809,690,473	2,045,112,120	2,115,938,145	1,981,806,122	1,656,407,467	1,482,141,588	1,090,264,963	577,667,640	194,832,038	5,858,897	2,096,298	18,711,714,997	56.40%
Total	1,481,395,449	1,057,969,722	1,433,694,291	2,028,569,903	2,633,186,802	3,071,577,245	3,568,854,923	3,934,593,036	3,809,477,175	3,252,533,166	3,012,279,640	2,256,195,146	1,252,238,463	364,845,359	15,585,456	2,485,728	33,175,481,503	100.00%

(1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(3) The methodology used in this table aggregates STEP Loans secured by the same property.